Related parties	12 Months Ended
Dec. 31, 2022
Related Parties
Related parties

Note 23. Related parties

Balances and transactions between the Group and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.

Key management compensation

Key management personnel include all group directors. The compensation paid or to be paid to key management personnel is as follows:

	2022	2021	2020

Short-term compensation (salaries and social charges)	8,199	6,343	3,638
Long-term incentive (stock option plan)	864	1,170	604
Key management personnel compensation	9,063	7,513	4,242

Other than the above, there were no reportable transactions between the Group and members of the key management personnel and their close family members during the year ended December 31, 2022, 2021 and 2020.